Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of subsidiaries of the company and their geographical locations

The principal subsidiaries of the Company and their geographical locations as at December 31, 2021 are as follows:

Name of the subsidiary	Ownership interest	Location
Dia Bras EXMIN Resources Inc.	100%	Canada
Sociedad Minera Corona, S. A. (“Corona”) [1]	81.84%	Perú
Dia Bras Peru, S. A. C. (“Dia Bras Peru”) [1]	100%	Perú
Dia Bras Mexicana, S. A. de C. V. (“Dia Bras Mexicana”)	100%	México
EXMIN, S. A. de C. V.	100%	México
Servicios de Produccion Y Extraccion de Chihuahua, S.A. de C.V	100%	México

Schedule of average estimated useful lives of property, plant and equipment

Asset class	Useful lives (years)
Vehicle, furniture and other assets	3 to 10
Machinery and equipment	5 to 20
Buildings and other constructions	5 to 50